Derivative Financial Instruments (Details 3) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Unallocated Derivative Gains (Losses)
Net (losses) gains on mark-to-market valuation of unallocated derivative positions	$ (39.7)	$ 8.5
Net losses (gains) on derivative positions reclassified to segment operating profit	15.2	(3.2)
Net mark-to-market valuation of certain derivative positions recognized in unallocated derivative (losses) gains	$ (24.5)	$ 5.3	$ 6.6